Goodwill and Other Intangible Assets - Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Roll Forward]
Beginning balance	$ 43,661		$ 44,569
Additions(a)			605	[1]
Derecognition(c)	(292)	[2]
Other(b)	(850)	[3]	(1,513)	[3]
Ending balance	42,519		43,661
Primary Care [Member]
Goodwill [Roll Forward]
Beginning balance	6,152		6,229
Additions(a)			0	[1]
Derecognition(c)	0	[2]
Other(b)	(122)	[3]	(77)	[3]
Ending balance	6,030		6,152
Specialty Care And Oncology [Member]
Goodwill [Roll Forward]
Beginning balance	16,885		17,097
Additions(a)			0	[1]
Derecognition(c)	0	[2]
Other(b)	(341)	[3]	(212)	[3]
Ending balance	16,544		16,885
Established Products and Emerging Markets [Member]
Goodwill [Roll Forward]
Beginning balance	18,603		18,746
Additions(a)			91	[1]
Derecognition(c)	(292)	[2]
Other(b)	(378)	[3]	(234)	[3]
Ending balance	17,933		18,603
Consumer Healthcare [Member]
Goodwill [Roll Forward]
Beginning balance	2,021	[1]	2,497
Additions(a)			514	[1]
Derecognition(c)	0	[2]
Other(b)	(9)	[3]	(990)	[3]
Ending balance	$ 2,012	[1]	$ 2,021	[1]

[1]	Related to our acquisitions of Ferrosan, Alacer and NextWave (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[2]	Reflects the goodwill derecognized as part of the transfer of certain product rights, which constituted a business, to our equity-method investment in China. For additional information, see Note 2D. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments.
[3]	Primarily reflects the impact of foreign exchange.